Disaggregation of Revenues and Segment Reporting (Details) - Schedule of segment information revenues - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 12,073,878	$ 4,780,275	$ 30,660,984	$ 8,745,446
Operating expenses
Cost of sales	7,749,130	3,260,682
Personnel	1,577,700	484,672	3,247,441	734,867
Depreciation and amortization	511,371	122,106	908,982	176,612
General and administrative	2,166,207	1,324,196
Total Operating Expenses	12,004,408	5,191,656	$ 1,548,188	$ 55,503,877
Income (Loss) from Operations	69,470	(411,381)
Retail and Appliances [Member]
Segment Reporting Information [Line Items]
Revenues	2,520,784	3,264,366
Operating expenses
Cost of sales	1,871,450	2,506,652
Personnel	230,388	253,083
Depreciation and amortization	79,797	44,675
General and administrative	449,494	434,587
Total Operating Expenses	2,631,129	3,238,997
Income (Loss) from Operations	(110,345)	25,369
Construction [Member]
Segment Reporting Information [Line Items]
Revenues	7,911,103	1,515,909
Operating expenses
Cost of sales	4,879,591	754,030
Personnel	1,134,210	231,589
Depreciation and amortization	379,704	77,431
General and administrative	1,116,558	215,311
Total Operating Expenses	7,510,063	1,278,361
Income (Loss) from Operations	401,040	237,548
Automotive Supplies [Member]
Segment Reporting Information [Line Items]
Revenues	1,641,991
Operating expenses
Cost of sales	998,089
Personnel	300,328
Depreciation and amortization	51,870
General and administrative	386,781	598,295
Total Operating Expenses	1,737,068	598,295
Income (Loss) from Operations	(95,077)	(598,295)
Corporate Services [Member]
Segment Reporting Information [Line Items]
Revenues
Operating expenses
Cost of sales
Personnel	(87,226)
Depreciation and amortization
General and administrative	213,374	76,003
Total Operating Expenses	126,148	76,003
Income (Loss) from Operations	$ (126,148)	$ (76,003)